UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10469

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                    11111 Santa Monica Boulevard, Suite 1550
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

        Turner Swan                         COPIES TO:
        Causeway Capital Management LLC     Mark D. Perlow
        11111 Santa Monica Boulevard        Kirkpatrick & Lockhart LLP
        Suite 1550                          Four Embarcadero Center, 10th Floor
        Los Angeles, CA 90025               San Francisco, CA 94111
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2003

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                    [CAUSEWAY
                                  INTERNATIONAL
                                   VALUE FUND
                                  LOGO OMITTED]

                                  ANNUAL REPORT
                               SEPTEMBER 30, 2003

                         CAUSEWAY CAPITAL MANAGEMENT LLC

                          [Background Graphic Omitted]

                          [Background Graphic Omitted]

TABLE OF CONTENTS


Letter to Shareholders                              2

Schedule of Investments                             5

Sector Diversification                             10

Statement of Assets & Liabilities                  11

Statement of Operations                            12

Statement of Changes in Net Assets                 13

Financial Highlights                               14

Notes to Financial Statements                      15

Report of Independent Auditors                     20

Notice to Shareholders                             21

Trustee and Officer Information                    22

LETTER TO SHAREHOLDERS


For the twelve months ended September 30, 2003, the Causeway International Value Fund Institutional Class returned 36.21% and Investor Class returned 35.76%, compared to the MSCI EAFE(R) Index return of 26.54% for the same period. These twelve months consisted of two very different periods. In the first six months, global stock markets suffered from pessimism over the global economy and the ramifications of a controversial U.S. led war in Iraq. However, the successful toppling of Saddam Hussein's regime and early signs of economic recovery fueled the demand for equities during the second six months.

The Fund surpassed the MSCI EAFE(R) Index during the fiscal year ended September 30, 2003, gaining a margin of over 9% in excess of the Index. We attribute this outperformance to favorable stock selection in the Pacific Rim and in Europe. The Fund's holdings in Hong Kong, the Netherlands, Germany, Switzerland and Japan made the largest contribution to gains from stock selection. The Fund winners this period were companies in industries such as banking, telecommunications, insurance, technology hardware, and healthcare equipment and services. The Fund's top five contributors to performance in the period were:
Fresenius Medical Care (Germany), a global leader in kidney dialysis products and services; Konica-Minolta (Japan), a leader in precision electronics; Philips Electronics (Netherlands), a beneficiary of the improving semiconductor cycle, and two European insurance companies, Zurich Financial Services (Switzerland) and AXA (France), whose share prices reflected improving solvency and enhanced profitability.*

Detractors to performance in the period included the Japanese video game company, Nintendo, a casualty of greater competition in the game hardware segment; Dutch construction goods trader, Hagemeyer, suffering from weak profitability; U.K.-based Chubb, a manufacturer of electronic security devices; Germany-based Bayerische Hypo bank, with intractable low profit margins; and U.K.-based telecommunication equipment and services provider, Spirent, the prospects of which declined with the sizable reduction in telecom carrier capital expenditures.*

* WEIGHTS AT 9/30/03: FRESENIUS MEDICAL CARE (1.16%), KONICA-MINOLTA (1.94%), PHILIPS ELECTRONICS (2.10%), ZURICH FINANCIAL SERVICES (1.72%), AXA (1.54%), NINTENDO (0.0%), HAGEMEYER (0.0%), CHUBB (0.0%), BAYERISHCHE HYPO BANK (0.0%), AND SPIRENT (0.0%). PERCENTAGES ARE BASED ON NET ASSETS OF $545,630,874.

In September, the world's major industrialized economies met in Dubai and communiques released after the G-7 meetings indicated a commitment to currency exchange rate flexibility. We think allowing market mechanisms to operate with reduced government manipulation of currency exchange rates should help the global economy.

--------------------------------------------------------------------------------
2

To our satisfaction, the Fund's sensitivity to benchmark return gradually declined later in the fiscal year as we shifted out of those stocks trading at our price targets and purchased what we believed to be more attractive, often higher yielding candidates. We attribute this recent risk reduction to a deliberate effort on our part to take profit in some of the best performing stocks in the Fund in such sectors as technology and financials. We have reinvested those proceeds into laggards in capital goods and consumer staples. Overall, the Fund remains well diversified by region, sector, and industry. With much of the near term economic recovery already discounted in share prices, we await the benefits of operating leverage, a byproduct of corporate restructuring and cost cutting. If the U.S. dollar depreciates further against the euro, yen and other currencies, we believe many companies in Europe and Asia may be forced to implement another round of dramatic restructuring. For the Fund's holdings, we seek to invest in companies with managements that will implement the efficiencies necessary to protect profit margins and offset currency headwinds. Leaner, more efficient businesses, in our view, have the potential to earn more and pay higher dividends in the long term.





/s/ Harry W. Hartford        /s/ Sarah H. Ketterer         /s/ James A. Doyle

Harry W. Hartford            Sarah H. Ketterer             James A. Doyle
Portfolio Manager            Portfolio Manager             Portfolio Manager



October 2003



AS OF 9/30/03, AVERAGE ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS WERE 36.21% (ONE YEAR) AND 10.02% (SINCE INCEPTION), AND FOR THE INVESTOR CLASS WERE 35.76% (ONE YEAR) AND 9.69% (SINCE INCEPTION). INCEPTION WAS 10/26/01. THE PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. INVESTMENT PERFORMANCE REFLECTS FEE WAIVERS IN EFFECT.
IN THE ABSENCE OF SUCH FEE WAIVERS, TOTAL RETURN WOULD BE REDUCED. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE WHEN PAID. INVESTOR CLASS SHARES HAVE A SHAREHOLDER SERVICES FEE OF UP TO 0.25% PER ANNUM OF AVERAGE DAILY NET ASSETS, AND WILL HAVE LOWER PERFORMANCE THAN INSTITUTIONAL CLASS SHARES. INSTITUTIONAL CLASS SHARES HAVE NO SHAREHOLDER SERVICES FEE. FOR MORE INFORMATION, PLEASE SEE THE PROSPECTUS.

THE ABOVE COMMENTARY EXPRESSES THE PORTFOLIO MANAGERS' VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE REGARDING ANY STOCK. THESE VIEWS AND THE PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS. THE MSCI EAFE(R) INDEX IS AN UNMANAGED INDEX CONSISTING OF A MARKET-VALUE-WEIGHTED AVERAGE OF THE PERFORMANCE OF INTERNATIONAL SECURITIES LISTED ON EXCHANGES IN EUROPE, AUSTRALASIA AND THE FAR EAST. THE INDEX DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS, FEES AND EXPENSES ASSOCIATED WITH THE FUND. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THERE ARE SPECIAL RISKS IN FOREIGN INVESTING (PLEASE SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS).

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in Causeway International Value Fund Institutional Class shares and Investor Class shares versus the MSCI EAFE(R) Index

           CAUSEWAY INTERNATIONAL   CAUSEWAY INTERNATIONAL
                 VALUE FUND               VALUE FUND            MSCI EAFE(R)
             INSTITUTIONAL CLASS        INVESTOR CLASS             INDEX
10/31/01            $10,000                 $10,000               $10,000
9/30/02               8,990                   8,966                 8,264
9/30/03              12,245                  12,173                10,457



--------------------------------------------------------------------------------
                                                                Annualized
                                              One Year           Inception
                                                Return             to Date
--------------------------------------------------------------------------------
Institutional Class                             36.21%              10.02%
--------------------------------------------------------------------------------
Investor Class                                  35.76%               9.69%
--------------------------------------------------------------------------------

The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of Causeway International Value Fund is October 26, 2001.

--------------------------------------------------------------------------------
4

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003



                                                                        MARKET
                                                                         VALUE
CAUSEWAY INTERNATIONAL VALUE FUND           NUMBER OF SHARES             (000)
--------------------------------------------------------------------------------

COMMON STOCK
CANADA -- 2.2%
         Celestica*                                  307,120          $  4,848
         Manulife Financial                          244,651             7,076
                                                                      --------
                                                                        11,924


FINLAND -- 1.1%
         UPM-Kymmene                                 368,800             6,180
                                                                      --------

FRANCE -- 10.2%
         Aventis                                     239,201            12,410
         AXA                                         498,384             8,398
         BNP Paribas                                 151,967             7,450
         Peugeot                                     190,089             8,078
         Societe BIC                                  69,063             2,944
         Total                                        52,952             7,992
         Vinci                                       117,788             8,484
                                                                      --------
                                                                        55,756
                                                                      --------

GERMANY -- 1.8%
         Depfa Bank                                   72,944             7,079
         Fresenius Medical Care                       45,946             2,648
                                                                      --------
                                                                         9,727
                                                                      --------

HONG KONG -- 4.6%
         Cathay Pacific Airways                    4,816,000             8,147
         Henderson Land Development                1,846,648             7,750
         Swire Pacific                             1,576,500             9,304
                                                                      --------
                                                                        25,201
                                                                      --------

IRELAND -- 2.4%
         Allied Irish Banks                          554,440             8,168
         Greencore Group                           1,511,560             4,981
                                                                      --------
                                                                        13,149
                                                                      --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                       CAUSEWAY INTERNATIONAL VALUE FUND                       5

SEPTEMBER 30, 2003



                                                                        MARKET
                                                                         VALUE
CAUSEWAY INTERNATIONAL VALUE FUND           NUMBER OF SHARES             (000)
--------------------------------------------------------------------------------

JAPAN -- 12.1%
         Acom                                        213,270          $  9,564
         Canon                                       163,000             7,966
         Honda Motor                                 219,400             8,779
         Konica Minolta Holdings                     801,400            10,603
         Namco                                       208,800             4,916
         Promise                                     236,500            10,373
         Sanyo Shinpan Finance                       136,100             4,836
         Takefuji                                    136,210             8,718
                                                                      --------
                                                                        65,755
                                                                      --------

NETHERLANDS -- 8.5%
         ABN AMRO Holding                            286,266             5,284
         Akzo Nobel                                  183,771             5,729
         ING Groep                                   416,774             7,635
         Koninklijke Philips Electronics             504,337            11,429
         TPG                                         376,410             7,114
         Vedior                                      763,898             9,305
                                                                      --------
                                                                        46,496
                                                                      --------

NEW ZEALAND -- 1.2%
         Telecom Corporation of New Zealand        2,177,830             6,675
                                                                      --------

NORWAY -- 1.9%
         Telenor                                   2,281,221            10,152
                                                                      --------

PORTUGAL -- 1.4%
         Portugal Telecom SGPS                       952,092             7,528
                                                                      --------

SINGAPORE -- 1.9%
         Creative Technology                         557,997             6,101
         United Overseas Bank                        574,629             4,455
                                                                      --------
                                                                        10,556
                                                                      --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
6                      CAUSEWAY INTERNATIONAL VALUE FUND

SEPTEMBER 30, 2003



                                                                        MARKET
                                                                         VALUE
CAUSEWAY INTERNATIONAL VALUE FUND           NUMBER OF SHARES             (000)
--------------------------------------------------------------------------------

SOUTH KOREA -- 2.8%
         Samsung Electronics                          22,690          $  7,733
         SK Telecom                                   48,120             7,698
                                                                      --------
                                                                        15,431
                                                                      --------

SPAIN -- 4.1%
         Altadis                                     289,709             7,136
         Banco Santander Central Hispano             794,713             6,737
         Telefonica                                  700,819             8,276
                                                                      --------
                                                                        22,149
                                                                      --------

SWITZERLAND -- 6.2%
         Credit Suisse Group                         230,586             7,377
         Geberit                                      15,534             5,764
         Novartis                                    172,446             6,673
         SIG Holding                                  36,975             4,872
         Zurich Financial Services*                   75,101             9,383
                                                                      --------
                                                                        34,069
                                                                      --------

UNITED KINGDOM -- 27.3%
         Arriva                                    1,152,251             7,562
         Aviva                                     1,018,022             7,898
         BAA                                         101,800               785
         BAE Systems                               1,489,598             4,158
         British Airways*                          1,820,095             5,027
         British American Tobacco                    728,681             7,827
         Cadbury Schweppes                         1,636,187            10,058
         Diageo                                    1,018,766            10,993
         GlaxoSmithKline                             340,400             7,064
         Hanson                                      836,370             5,298
         Hays                                      4,445,274             7,958
         Kingfisher                                1,669,635             7,240
         Lloyds TSB Group                            914,950             6,289

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                       CAUSEWAY INTERNATIONAL VALUE FUND                       7

SEPTEMBER 30, 2003



                                                                        MARKET
                                                                         VALUE
CAUSEWAY INTERNATIONAL VALUE FUND           NUMBER OF SHARES             (000)
--------------------------------------------------------------------------------

UNITED KINGDOM -- (CONTINUED)
         Reed Elsevier                               780,140          $  6,101
         Reuters Group                             2,327,882             8,209
         Royal Bank of Scotland Group                397,103            10,094
         SABMiller                                   533,802             4,177
         Shell Transport & Trading                 1,241,700             7,664
         Unilever                                    916,780             7,829
         Vodafone Group                            4,351,415             8,675
         Wolseley                                    696,726             8,129
                                                                      --------
                                                                       149,035
                                                                      --------

TOTAL COMMON STOCK
         (COST $434,077) -- 89.7%                                      489,783
                                                                      --------


PREFERRED STOCK
GERMANY -- 0.7%
         Fresenius Medical Care                       83,611             3,700
                                                                      --------

TOTAL PREFERRED STOCK
         (COST $3,403) -- 0.7%                                           3,700
                                                                      --------


RIGHTS
FRANCE -- 0.0%
         AXA                                         484,134                23
                                                                      --------

TOTAL RIGHTS
         (COST $0) -- 0.0%                                                  23
                                                                      --------


CASH EQUIVALENT
         Bank of New York Cash Management Program 32,623,112            32,623
                                                                      --------
TOTAL CASH EQUIVALENT
         (COST $32,623) -- 6.0%                                         32,623
                                                                      --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
8                       CAUSEWAY INTERNATIONAL VALUE FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)
SEPTEMBER 30, 2003


                                                                         VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                                        (000)
--------------------------------------------------------------------------------

TOTAL INVESTMENTS
         (COST $470,103) -- 96.4%                                     $526,129
                                                                      ========

Percentages are based on Net Assets of $545,630,874.
* Non-income producing security
Country determined by registration, location of headquarters or primary listing.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                       CAUSEWAY INTERNATIONAL VALUE FUND                       9

SECTOR DIVERSIFICATION
SEPTEMBER 30, 2003

AS OF SEPTEMBER 30, 2003, THE SECTOR DIVERSIFICATION WAS AS FOLLOWS:


CAUSEWAY INTERNATIONAL VALUE FUND         MARKET VALUE (000)   % OF NET ASSETS
--------------------------------------------------------------------------------

COMMON STOCK
Food, Beverage & Tobacco                            $ 58,388              10.7%
Financial Services                                    48,152               8.8
Telephones & Telecommunications                       47,307               8.7
Banks                                                 44,831               8.2
Automotive                                            24,097               4.4
Drugs                                                 23,260               4.3
Machinery                                             22,527               4.1
Aircraft                                              22,478               4.1
Petroleum Exploration                                 21,945               4.0
Photographic Equipment & Supplies                     18,569               3.4
Miscellaneous Business Services                       17,263               3.2
Building & Construction                               15,548               2.9
Commercial Banks                                      15,244               2.8
Specialty Machinery                                   11,429               2.1
Retail                                                10,214               1.9
Metals & Mining                                        8,675               1.6
Professional Services                                  8,209               1.5
Building & Construction Supplies                       8,129               1.5
Insurance                                              7,898               1.4
Real Estate                                            7,750               1.4
Broadcasting, Newspapers & Advertising                 7,698               1.4
Paper & Paper Products                                 6,180               1.1
Computers & Services                                   6,101               1.1
Printing & Publishing                                  6,101               1.1
Chemicals                                              5,729               1.1
Circuit Boards                                         4,848               0.9
Personal Credit Institutions                           4,836               0.9
Office Furniture & Fixtures                            2,944               0.5
Medical Products & Services                            2,648               0.5
Transportation Services                                  785               0.1
                                                    --------             -----
TOTAL COMMON STOCK                                   489,783              89.7
PREFERRED STOCK
Medical Products & Services                            3,700               0.7
                                                    --------             -----
TOTAL PREFERRED STOCK                                  3,700               0.7
RIGHTS
Insurance                                                 23                --
                                                    --------             -----
TOTAL RIGHTS                                              23                --
TOTAL CASH EQUIVALENT                                 32,623               6.0
                                                    --------             -----
TOTAL INVESTMENTS                                    526,129              96.4
OTHER ASSETS & LIABILITIES, NET                       19,502               3.6
                                                    --------             -----
TOTAL NET ASSETS                                    $545,631             100.0%
                                                    ========             =====

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10                      CAUSEWAY INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (000)

                                                                      CAUSEWAY
                                                                 INTERNATIONAL
                                                                    VALUE FUND
                                                               -----------------
                                                                       9/30/03
                                                               -----------------
ASSETS:
   Investments at Market Value (Cost $470,103)                        $526,129
   Receivable for Fund Shares Sold                                      28,397
   Receivable for Investment Securities Sold                             8,521
   Tax Reclaim Receivable                                                  167
   Unrealized Gains on Foreign Currency Contracts                            5
   Accrued Income                                                        1,488
                                                                      --------
     TOTAL ASSETS                                                      564,707
                                                                      --------
LIABILITIES:
   Payable for Investment Securities Purchased                          18,360
   Payable for Fund Shares Redeemed                                        150
   Payable due to Investment Adviser                                       304
   Payable due to Administrator                                             56
   Accrued Expenses                                                        206
                                                                      --------
     TOTAL LIABILITIES                                                  19,076
                                                                      --------
     TOTAL NET ASSETS:                                                $545,631
                                                                      ========
NET ASSETS:
   Fund Shares of Institutional Class
     (unlimited authorization -- no par value)
     based on 18,932,894 outstanding shares of beneficial interest     203,410
   Fund Shares of Investor Class
     (unlimited authorization -- no par value)
     based on 27,190,816 outstanding shares of beneficial interest     280,891
   Undistributed Net Investment Income                                   4,784
   Accumulated Net Realized Gain on Investments                            540
   Net Unrealized Appreciation on Investments                           56,026
   Net Unrealized Depreciation on Foreign Currency
     Contracts, Foreign Currencies and Translation of
     Other Assets and Liabilities Denominated in Foreign Currencies        (20)
                                                                      --------
     TOTAL NET ASSETS:                                                $545,631
                                                                      ========
   NET ASSET VALUE (BASED ON NET ASSETS OF $224,464,032),
     OFFERING AND REDEMPTION PRICE PER SHARE -- INSTITUTIONAL CLASS   $  11.86
                                                                      ========
   NET ASSET VALUE (BASED ON NET ASSETS OF $321,166,842),
     OFFERING AND REDEMPTION PRICE PER SHARE -- INVESTOR CLASS        $  11.81
                                                                      ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                      CAUSEWAY INTERNATIONAL VALUE FUND                       11

STATEMENT OF OPERATIONS (000)

                                                                      CAUSEWAY
                                                                 INTERNATIONAL
                                                                    VALUE FUND
                                                               -----------------
                                                                   10/01/02 to
                                                                       9/30/03
                                                               -----------------
INVESTMENT INCOME:
   Dividend Income (net of foreign taxes withheld of $921)            $  8,832
   Interest Income                                                          21
                                                                      ----------
   Total Investment Income                                               8,853
                                                                      ----------
EXPENSES:
   Investment Advisory Fees                                              2,525
   Shareholder Servicing Fees - Investor Class                             486
   Administration Fees                                                     456
   Custodian Fees                                                          256
   Professional Fees                                                        98
   Transfer Agent Fees                                                      83
   Printing Fees                                                            79
   Registration Fees                                                        57
   Director Fees                                                            46
   Other Fees                                                               13
                                                                      ----------
   Total Expenses                                                        4,099
                                                                      ----------
   Less:
     Waiver of Investment Advisory Fees                                   (300)
     Directed Brokerage (1)                                                (43)
                                                                      ----------
   Net Expenses                                                          3,756
                                                                      ----------
   NET INVESTMENT INCOME                                                 5,097
                                                                      ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS:
   Net Realized Gain from Security Transactions                          1,296
   Net Realized Loss from Foreign Currency Transactions                   (214)
   Net Change in Unrealized Appreciation on Investments                 98,033
   Net Change in Unrealized Depreciation on Foreign Currency
     Contracts, Foreign Currency, and Translation of Other Assets
     and Liabilities Denominated in Foreign Currency                       (27)
                                                                      ----------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
     FOREIGN CURRENCY TRANSACTIONS                                      99,088
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $104,185
                                                                      ==========
(1) See Note 3 in the Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12                      CAUSEWAY INTERNATIONAL VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (000)

                                                                                       CAUSEWAY INTERNATIONAL
                                                                                             VALUE FUND
                                                                                    -----------     ---------------
                                                                                    10/01/02 to     10/26/01 (1) to
                                                                                        9/30/03             9/30/02
                                                                                    -----------     ---------------
OPERATIONS:
   Net Investment Income                                                               $  5,097            $  1,591
   Net Realized Gain from Security Transactions                                           1,296                 298
   Net Realized Loss from Foreign Currency Transactions                                    (214)                (38)
   Net Change in Unrealized Appreciation (Depreciation) on Investments                   98,033             (42,007)
   Net Change in Unrealized Appreciation (Depreciation ) on Foreign
     Currency Contracts, Foreign Currency, and Translation of Other Assets
     and Liabilities Denominated in Foreign Currency                                        (27)                  7
                                                                                       --------            --------
   Net Increase(Decrease) in Net Assets Resulting from Operations                       104,185             (40,149)
                                                                                       --------            --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income Dividend:
     Institutional Class                                                                   (650)                (13)
     Investor Class                                                                      (1,122)                (11)
                                                                                       --------            --------
   Total Net Investment Income Dividends                                                 (1,772)                (24)
                                                                                       --------            --------
   Net Capital Gain Distribution:
     Institutional Class                                                                   (344)                 --
     Investor Class                                                                        (710)                 --
                                                                                       --------            --------
   Total Net Capital Gain Distributions                                                  (1,054)                 --
                                                                                       --------            --------

   Total Dividends and Distributions to Shareholders                                     (2,826)                (24)
                                                                                       --------            --------

CAPITAL SHARE TRANSACTIONS(2):
   Institutional Class:
   Proceeds from Shares Sold                                                            177,853             101,838(3)
   Reinvestment of Dividends                                                                992                  12
   Payments for Shares Redeemed                                                         (60,119)            (17,228)
   Redemption Fee(4)                                                                          5                   8
                                                                                       --------            --------
   Increase in Net Assets Derived from Institutional Class Transactions                 118,731              84,630
                                                                                       --------            --------
   Investor Class:
   Proceeds from Shares Sold                                                            272,012             223,396(3)
   Reinvestment of Dividends                                                              1,796                  11
   Payments for Shares Redeemed                                                        (148,635)            (67,615)
   Redemption Fee(4)                                                                         17                   2
                                                                                       --------            --------
   Increase in Net Assets Derived from Investor Class Transactions                      125,190             155,794
                                                                                       --------            --------
   Net Increase in Net Assets Derived from Capital Share Transactions                   243,921             240,424
                                                                                       --------            --------
   Total Increase in Net Assets                                                         345,280             200,251

NET ASSETS:
     Beginning of Period                                                                200,351                 100
                                                                                       --------            --------
     End of Period                                                                     $545,631            $200,351
                                                                                       ========            ========

(1) Commencement of operations
(2) See Note 8 in the Notes to Financial Statements.
(3) Includes subscriptions as a result of in-kind transfers of securities (see
    Note 7 in the Notes to Financial Statements).
(4) See Note 2 in the Notes to Financial Statements.
Amounts designated as "--" are $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                      CAUSEWAY INTERNATIONAL VALUE FUND                       13

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED SEPTEMBER 30, 2003 AND THE PERIOD FROM INCEPTION(1) THROUGH SEPTEMBER 30, 2002

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


------------------------------------------------------------------------------------------------------------------------------------


                                      Net Realized
                                               and
           Net Asset                    Unrealized                  Dividends Distributions           Total
              Value,           Net            Gain        Total      from Net          from       Dividends    Net Asset
           Beginning    Investment       (Loss) on         from    Investment       Capital             and   Value, End      Total
           of Period        Income      Securities   Operations        Income         Gains   Distributions    of Period    Return+
------------------------------------------------------------------------------------------------------------------------------------

CAUSEWAY INTERNATIONAL VALUE FUND
INSTITUTIONAL CLASS
 2003++       $ 8.82         $0.18          $ 2.98        $3.16        $(0.08)       $(0.04)         $(0.12)      $11.86      36.21%
 2002(1)       10.00          0.09           (1.26)       (1.17)        (0.01)           --           (0.01)        8.82     (11.72)
INVESTOR CLASS
 2003++       $ 8.80         $0.16          $ 2.96        $3.12        $(0.07)       $(0.04)         $(0.11)      $11.81      35.76%
 2002(1)       10.00          0.07           (1.26)       (1.19)        (0.01)           --           (0.01)        8.80     (11.95)






-------------------------------------------------------------------------------------------------------------------
                                                              Ratio of
                                                Ratio of      Expenses
                                                Expenses    to Average
                                              to Average    Net Assets      Ratio of    Ratio of Net
                               Net Assets     Net Assets   (Excluding)      Expenses      Investment
                                   End of     (Excluding   Waivers and    to Average          Income      Portfolio
                                   Period       Directed      Directed           Net      to Average       Turnover
                                    (000)  Brokerage)+++     Brokerage    Assets++++      Net Assets          Rate+
-------------------------------------------------------------------------------------------------------------------

CAUSEWAY INTERNATIONAL VALUE FUND
INSTITUTIONAL CLASS
 2003++                          $224,464           1.05%         1.14%         1.04%         1.74%           32.32%
 2002(1)                           70,883           1.05          1.52          1.03          1.70            46.76
INVESTOR CLASS
 2003++                          $321,167           1.28%         1.37%         1.27%         1.55%           32.32%
 2002(1)                          129,468           1.29          1.69          1.27          1.44             46.76

 (1) Commenced operations on October 26, 2001. All ratios for the period have been annualized.
   + Returns and portfolio turnover are for the period indicated and have not been annualized.
  ++ Per share amounts calculated using average shares method.
 +++ See Note 3 in the Notes to Financial Statements.
++++ Expense ratio effected by directed brokerage (see Note 3 in the Notes to
     Financial Statements).
Amounts designated as "--" are $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14                      CAUSEWAY INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION

Causeway International Value Fund (the "Fund") is a series of Causeway Capital Management Trust (the "Trust"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on October 26, 2001. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Investments in equity securities that are traded on a national securities exchange (or reported on The Nasdaq Stock Market) are stated at the last quoted sale price, if readily available, for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities listed on a foreign exchange are valued at the last quoted sale price before the Fund is valued. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Trustees.

Securities listed on a foreign exchange may trade on weekends or other days when the Fund does not calculate its net asset value. As a result, the market value of these Fund investments may change on days when investors cannot buy and sell shares of the Fund.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.


--------------------------------------------------------------------------------
                      CAUSEWAY INTERNATIONAL VALUE FUND                       15

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)




FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective date of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward foreign currency contracts to settle transactions or as hedges against either specific transactions, Fund positions or anticipated Fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are closed. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes. As of September 30, 2003, the following forward foreign currency contracts were outstanding:
                   Contracts                    Unrealized
Maturity          to Deliver/         In       Appreciation
Date                Receive      Exchange For (Depreciation)
--------------------------------------------------------------------------------
Foreign Currency Purchases:
10/02/03   CD       805,453        595,353       $  1,522
10/02/03   CF       899,924        677,322          4,129
10/02/03   EU     4,989,131      5,779,808         30,284
10/02/03 -
10/03/03   UK     4,205,826      7,003,566        (16,186)
10/02/03   HK     5,450,585        703,120            745
10/02/03   JP   118,261,179      1,065,061         (6,464)
10/02/03   NO       912,877        130,049           (671)
10/02/03   NZ       320,947        190,016            610
10/02/03   SG       212,871        123,089             61
--------------------------------------------------------------------------------
                                                 $ 14,030
--------------------------------------------------------------------------------

Foreign Currency Sales:
10/01/03   UK     3,434,098      5,696,481         (8,929)
10/01/03 -
10/03/03   JP   239,052,186      2,138,680         (1,250)
--------------------------------------------------------------------------------
                                                 $(10,179)
--------------------------------------------------------------------------------

CURRENCY LEGEND
CD  Canadian Dollar        NO Norwegian Krone
CF  Swiss Franc            NZ New Zealand Dollar
EU  Euro                   SG Singapore Dollar
HK  Hong Kong Dollar       UK British Pound Sterling
JP  Japanese Yen

EXPENSES - Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.



--------------------------------------------------------------------------------
16                     CAUSEWAY INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)




OTHER - The Fund imposes redemption fees on the value of capital shares redeemed less than 90 days after purchase on certain investors.


3. INVESTMENT ADVISORY, ADMINISTRATION,
   SHAREHOLDER SERVICE AND DISTRIBUTION
   AGREEMENTS

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Causeway Capital Management LLC (the "Investment Adviser"). Under the Advisory Agreement, the Investment Adviser is entitled to a monthly fee equal to an annual rate of 0.80% of the Fund's average daily net assets. The Investment Adviser contractually agreed to waive its fee for the fiscal year ended September 30, 2003 and, to the extent necessary, reimburse the Fund in order to keep total annual operating expenses from exceeding 1.05% and 1.30% of the Institutional Class and Investor Class average daily net assets, respectively. The Investment Adviser has renewed this expense limit agreement for the fiscal year ended September 30, 2004.

Directed brokerage credits are used to pay Fund expenses. Because the Investment Adviser has a binding expense limit commitment to the Fund, directed brokerage credits may not be used to increase the management fee received by the Investment Adviser. Accordingly, the Investment Adviser's management fee waiver is calculated using expenses gross of directed brokerage credits. The credits are then applied after the Investment Adviser's full management fee waiver.

The Trust and SEI Investments Global Funds Services (the "Administrator") have entered into an Administration Agreement dated September 20, 2001. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Fund as follows: 0.15% up to $250 million; 0.125% from $250 million to $500 million; 0.10% from $500 million to $1 billion; and 0.07% in excess of $1 billion. The Fund is subject to a minimum annual fee of $165,000 for all portfolios and classes in existence on the agreement date and $80,000 for any portfolio created thereafter. In addition, the minimum annual fee will be increased $20,000 for each new class added after the agreement date.

The Fund has adopted a Shareholder Service Plan and Agreement (the "Plan") for the Investor Class shares that allows the Fund to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to shareholders of the Fund. For the fiscal year ended September 30, 2003, the Fund paid 0.23% of average daily net assets under the Plan.

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company, have entered into a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

Certain trustees and officers of the Fund are also officers of the Administrator and/or Distributor or are members and officers of the Investment Adviser. These persons receive no fees for serving as trustees or officers of the Fund.

--------------------------------------------------------------------------------
                     CAUSEWAY INTERNATIONAL VALUE FUND                        17

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)




4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the year ended September 30, 2003 for the Fund were as follows:

       U.S. Government           Other Investment
         Securities                 Securities
         ----------                 ----------
      Purchases    Sales       Purchases      Sales
        (000)      (000)         (000)        (000)
--------------------------------------------------------
         $--        $--        $304,850      $98,834
--------------------------------------------------------


5. RISKS OF FOREIGN INVESTING

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in different foreign countries.

6. FEDERAL TAX INFORMATION

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. In addition, the Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

--------------------------------------------------------------------------------
18                     CAUSEWAY INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


Accordingly, the following permanent differences, which are primarily due to realized gains on foreign currency, have been reclassified to/from the following accounts (000):

       Undistributed     Accumulated
      Net Investment    Net Realized       Paid In
          Income            Gain           Capital
--------------------------------------------------------
          $(207)            $214            $(7)
--------------------------------------------------------


The tax character of dividends and distributions paid during the period ended September 30, 2002 and the year ended September 30, 2003 was all ordinary income.

As of September 30, 2003, the components of distributable income (accumulated losses) on a tax basis were as follows (000):

Undistributed  Undistributed    Post-October                    Total
  Ordinary       Long-Term        Currency     Unrealized   Distributable
   Income       Capital Gain       Losses     Appreciation     Income
-------------------------------------------------------------------------
 $9,520             $1,078         $(234)       $50,966        $61,330
-------------------------------------------------------------------------

Post-October currency losses represent losses realized on currency transactions from November 1, 2002 through September 30, 2003 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

At September 30, 2003, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investment securities for the Fund were as follows (000):

                                                        Net
   Federal       Appreciated       Depreciated      Unrealized
  Tax Cost       Securities        Securities      Appreciation
------------------------------------------------------------------
  $471,251        $61,915           $(7,037)          $54,878
------------------------------------------------------------------

7. IN-KIND TRANSFERS OF SECURITIES

During the period ended September 30, 2002, the Fund issued shares of beneficial interest in exchange for portfolio assets. The securities were transferred at their current value on the date of transaction.

                                       Shares
                                       Issued        Value
-----------------------------------------------------------------
Institutional Class:      10/29/01      488,507     $4,885,067
Investor Class:           11/14/01    1,611,912     16,377,029
-----------------------------------------------------------------


8. CAPITAL SHARES ISSUED AND REDEEMED (000)

   INSTITUTIONAL CLASS:
   Shares Sold                               17,133
   Shares Issued in Reinvestment
     of Dividends                               108
   Shares Redeemed                           (6,342)
                                       ------------
   Increase in Shares Outstanding
     Derived from Institutional
     Class Transactions                      10,899
                                       ------------
   INVESTOR CLASS:
   Shares Sold                               28,110
   Shares Issued in Reinvestment
     of Dividends                               195
   Shares Redeemed                          (15,828)
                                       ------------
   Increase in Shares Outstanding
     Derived from Investor
     Class Transactions                      12,477
                                       ------------
   Increase in Shares Outstanding
     from Capital Share Transactions         23,376
                                       ============

--------------------------------------------------------------------------------
                      CAUSEWAY INTERNATIONAL VALUE FUND                       19

REPORT OF INDEPENDENT AUDITORS


To the Board of Trustees and Shareholders of Causeway International Value Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, of the Causeway International Value Fund (the "Fund"), and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2003, and the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year then ended and for the period October 26, 2001 (commencement of operations) to September 30, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Los Angeles, California
November 20, 2003

--------------------------------------------------------------------------------
20                   CAUSEWAY INTERNATIONAL VALUE FUND

NOTICE TO SHAREHOLDERS (UNAUDITED)

The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2004. Please consult your tax adviser for proper treatment of this information.

For the fiscal period ended September 30, 2003, the Fund is designating the following items with regard to distributions paid during the year:

       (A)               (B)                (C)                (D)                (E)                (F)                (G)
                                                                              Qualifying
    Long Term         Ordinary                                               Dividends (1)       Qualifying
  Capital Gains        Income           Tax Exempt            Total          for Corporate     Dividend Income        Foreign
  Distributions     Distributions      Distributions      Distributions   Dividends Received    (15% Tax Rate           Tax
   (Tax Basis)       (Tax Basis)        (Tax Basis)        (Tax Basis)         Deduction          for QDI)            Credit
  -------------     -------------      -------------      -------------   ------------------   ---------------       ---------
       0.00%           100.00%              0.00%             100.00%            0.00%             0.00%               24.58%

Foreign taxes accrued during the fiscal year ended September 30, 2003 amounted to $921,251 and are expected to be passed through to shareholders as foreign tax credits on Form 1099 - Dividend for the year ending December 31, 2003. In addition, for the year ended September 30, 2003, gross income derived from sources within foreign countries amounted to $9,752,936 for the Fund.


(1) Qualifying Dividends represent dividends which qualify for the corporate dividends received deduction.
Items (A), (B), (C) and (D) are based on a percentage of the Fund's total distribution.
Item (E) is based on a percentage of ordinary income distributions of the Fund. Item (F) represents the amount of "Qualifying Dividend Income" as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the Fund's intention to designate the maximum amount permitted by the law.
Item (G) is based on a percentage of ordinary income distributions of the Fund.

--------------------------------------------------------------------------------
                      CAUSEWAY INTERNATIONAL VALUE FUND                       21

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)
Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members."

-------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                             NUMBER OF
                                      OFFICE                                             PORTFOLIOS
                                        AND                   PRINCIPAL                   IN TRUST            OTHER
     NAME           POSITION(S)      LENGTH OF              OCCUPATION(S)                  COMPLEX         DIRECTORSHIPS
   ADDRESS,        HELD WITH THE       TIME                  DURING PAST                 OVERSEEN BY          HELD BY
     AGE(1)          COMPANY         SERVED(2)               FIVE YEARS                BOARD MEMBER(3)     BOARD MEMBER(4)
-------------------------------------------------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS(5)
---------------
Gracie V.           Trustee &       Since 8/01       Chief Operating Officer and              1            None
Fermelia            Assistant                        Member of the Investment Adviser
Age: 42             Secretary                        (since 2001); Business Manager,
                                                     International Department,
                                                     Hotchkis and Wiley division
                                                     of Merrill Lynch Investment
                                                     Managers, L.P. ("MLIM"),
                                                     Los Angeles (1998 - 2001);
                                                     Vice President and
                                                     Compliance Officer, MLIM
                                                     (1996 - 1998).
INDEPENDENT
BOARD MEMBERS
-------------

John A. G. Gavin    Trustee         Since 9/01       Partner and Managing Director,           1            Director/Trustee
Age: 72                                              Hicks, Muse, Tate & Furst (Latin                      International
                                                     America) (private equity                              Wire Co.,
                                                     investment firm)(1994 - 2001);                        TCW Galileo
                                                     Chairman, Gamma Holdings                              Funds, Inc.,
                                                     (investment holding company)                          TCW Convertible
                                                     (since 1968); U.S. Ambassador to                      Securities Fund,
                                                     Mexico (1981 - 1986)                                  Inc., Hotchkis
                                                                                                           and Wiley Funds
                                                                                                           and Cloxson, S.A.

Lisa Mazzocco       Trustee         Since 9/01       Principal Investment Officer, Los         1            None
Age: 43                                              Angeles County Employees
                                                     Retirement Association (since
                                                     1992); Senior Analyst, Security
                                                     Pacific State Trust Company
                                                     (1990 to 1992); Analyst, Wilshire
                                                     Associates (1986 to 1990).

Eric H. Sussman     Trustee         Since 9/01       Tenured Lecturer, Anderson                1            None
Age: 37                                              Graduate School of Management,
                                                     University of California,
                                                     Los Angeles (since 1995);
                                                     President, Amber Capital,
                                                     Inc. (real estate
                                                     investment and financial
                                                     planning firm) (since
                                                     1993); Audit Manager, Price
                                                     Waterhouse (1988 - 1992).

--------------------------------------------------------------------------------
22                       CAUSEWAY INTERNATIONAL VALUE FUND

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)
(CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                             NUMBER OF
                                      OFFICE                                             PORTFOLIOS
                                        AND                   PRINCIPAL                   IN TRUST             OTHER
     NAME           POSITION(S)      LENGTH OF              OCCUPATION(S)                  COMPLEX          DIRECTORSHIPS
   ADDRESS,        HELD WITH THE       TIME                  DURING PAST                 OVERSEEN BY           HELD BY
    AGE(1)            COMPANY        SERVED(2)               FIVE YEARS                BOARD MEMBER(3)     BOARD MEMBER(4)
---------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------
Turner Swan         President and   Since 8/01       General Counsel and Member of the       N/A                 N/A
11111 Santa         Secretary                        Investment Adviser (since 2001);
Monica Blvd.,                                        Attorney, MLIM (1997 - 2001);
Suite 1550,                                          Attorney, Sheppard, Mullin, Richter
Los Angeles, CA                                      & Hampton LLP (1995 - 1997).
90025
Age: 41

Peter Golden        Treasurer       Since 9/01       Funds Accounting Director of            N/A                 N/A
530 East                                             the Administrator (since 2001);
Swedesford Road                                      Vice President, Funds
Wayne, PA 19087                                      Administration, J.P. Morgan
Age: 39                                              Chase & Co., (2000 - 2001);
                                                     Vice President, Fund & Pension
                                                     Accounting, Chase Manhattan
                                                     Bank (1997 - 2000).

John C. Munch       Vice President  Since 07/02      Vice President and Assistant            N/A                 N/A
One Freedom         and Assistant                    Secretary of the Administrator and
Valley Drive        Secretary                        Distributor (since November 2001);
Oaks, PA 19456                                       Associate at Howard, Rice, Nemerovski,
Age: 32                                              Canady, Falk & Rabkin (1998 - 2001);
                                                     Associate at Seward & Kissel
                                                     (1996 - 1998).

Todd Cipperman      Vice President  Since 9/01       Vice President and General Counsel      N/A                 N/A
One Freedom         and Assistant                    of the Administrator and Distributor
Valley Drive        Secretary                        (since January 2000); Vice President
Oaks, PA 19456                                       and Assistant Secretary of the
Age: 37                                              Administrator and Distributor (since
                                                     1995); Associate with Dewey Ballantine
                                                     (1994-1995); Associate with Winston
                                                     & Strawn (prior to 1994).

Lydia A. Gavalis    Vice President  Since 9/01       Vice President and Assistant            N/A                 N/A
One Freedom         and Assistant                    Secretary of the Administrator and
Valley Drive        Secretary                        Distributor (since 1998); Assistant
Oaks, PA 19456                                       General Counsel and Director of
Age: 39                                              Arbitration, Philadelphia Stock
                                                     Exchange (prior to 1998).




--------------------------------------------------------------------------------
                      CAUSEWAY INTERNATIONAL VALUE FUND                       23

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)
(CONCLUDED)


---------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                             NUMBER OF
                                        OFFICE                                             PORTFOLIOS
                                          AND                    PRINCIPAL                  IN TRUST            OTHER
     NAME             POSITION(S)      LENGTH OF               OCCUPATION(S)                 COMPLEX         DIRECTORSHIPS
   ADDRESS,          HELD WITH THE       TIME                   DURING PAST                OVERSEEN BY          HELD BY
     AGE(1)             COMPANY        SERVED(2)                FIVE YEARS               BOARD MEMBER(3)    BOARD MEMBER(4)
---------------------------------------------------------------------------------------------------------------------------

Timothy D. Barto      Vice President  Since 9/01         Vice President and Assistant           N/A               N/A
One Freedom           and Assistant                      Secretary of the Administrator and
Valley Drive          Secretary                          Distributor (since December 1999);
Oaks, PA 19456                                           Associate at Dechert, Price &
Age: 35                                                  Rhoads (1997 - 1999); Associate at
                                                         Richter, Miller & Finn (1993 - 1997).

Christine McCullough  Vice President  Since 9/01         Vice President and Assistant           N/A               N/A
One Freedom           and Assistant                      Secretary of the Administrator and
Valley Drive          Secretary                          Distributor (since November 1999);
Oaks, PA 19456                                           Associate at White and Williams
Age: 43                                                  LLP (1991 - 1999); Associate at
                                                         Montgomery, McCracken, Walker
                                                         & Rhoads (1990 - 1991).

Sherry Kajdan         Vice President  Since 9/01         Vice President and Assistant             N/A               N/A
Vetterlein            and Assistant                      Secretary of the Administrator and
One Freedom           Secretary                          Distributor (since January 2001);
Valley Drive                                             Shareholder/Partner, Buchanan
Oaks, PA 19456                                           Ingersoll Professional Corporation
Age: 41                                                  (1992 - 2000).

William E.            Vice President  Since 9/01         Vice President and Assistant             N/A               N/A
Zitelli, Jr.          and Assistant                      Secretary of the Administrator and
One Freedom           Secretary                          Distributor (since September 2000);
Valley Drive                                             Vice President, Merrill Lynch & Co.
Oaks, PA 19456                                           Asset Management Group (1998-2000);
Age: 35                                                  Associate, Pepper Hamilton LLP
                                                         (1997-1998); Associate,
                                                         Reboul, MacMurray,
                                                         Hewitt, Maynard & Kristol
                                                         (prior to 1997).

--------------------
1 Each Trustee may be contacted by writing to the Trustee c/o Causeway Capital
  Management Trust, One Freedom Valley Drive, Oaks, PA 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns is removed, or becomes disqualified in accordance with the Trust's by-laws.

3 The "Trust Complex" consists of all registered investment companies for which Causeway Capital Management LLC serves as investment adviser. As of September 30, 2002, the Trust Complex consisted of one investment company.

4 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

5 Ms. Fermelia is considered to be an "interested" person of the Trust as defined in Section 2(a)(19) of the 1940 Act.

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24                        CAUSEWAY INTERNATIONAL VALUE FUND

                                      NOTES

                                      NOTES

                                      NOTES

--------------------------------------------------------------------------------

INVESTMENT ADVISER:

Causeway Capital Management LLC
11111 Santa Monica Boulevard
Suite 1550
Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

TO OBTAIN MORE INFORMATION:

Call 1-866-947-7000 or visit us online
at www.causewayfunds.com

This material must be preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------
                                                          CCM-AR-001-0200 (9/03)
--------------------------------------------------------------------------------

                        CAUSEWAY INTERNATIONAL VALUE FUND

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

The audit committee financial expert is Eric Sussman. Mr. Sussman is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluations, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinions, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There was no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.







ITEM 10.  EXHIBITS.

(a) The code of ethics that is the subject of the disclosure required by Item 2 is filed herewith.

(b) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2) are filed herewith. Officer certifications as required by Section 906 of the Sarbanes Oxley Act of 2002 also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Causeway Capital Management Trust


By (Signature and Title)*                                /S/ TURNER SWAN
                                                         ---------------
                                                         Turner Swan, President

Date 11/25/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                                /S/ TURNER SWAN
                                                         ---------------
                                                         Turner Swan, President

Date 11/25/03


By (Signature and Title)*                                /S/ PETER GOLDEN
                                                         ----------------
                                                         Peter Golden, Treasurer

Date 11/25/03
*  Print the name and title of each signing officer under his or her signature.